Consolidated Statements Of Comprehensive Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Lease rental income	$ 510,466	$ 504,225	$ 468,732
Management fees	15,610	17,408	19,921
Trading container sales proceeds	12,670	27,989	12,980
Gains on sale of containers, net	3,454	13,469	27,340
Total revenues	542,200	563,091	528,973
Operating expenses:
Direct container expense	47,342	47,446	43,062
Cost of trading containers sold	12,475	27,465	11,910
Depreciation expense	191,373	163,488	140,083
Container impairment	35,345	13,108	8,891
Amortization expense	4,741	4,010	4,226
General and administrative expense	27,645	25,778	24,922
Short-term incentive compensation expense	913	4,075	1,779
Long-term incentive compensation expense	7,040	6,639	4,961
Bad debt expense (recovery), net	5,028	(474)	8,084
Total operating expenses	331,902	291,535	247,918
Income from operations	210,298	271,556	281,055
Other (expense) income :
Interest expense	(76,521)	(85,931)	(85,174)
Interest income	125	119	122
Realized losses on interest rate swaps, collars and caps, net	(12,823)	(10,293)	(8,409)
Unrealized (losses) gains on interest rate swaps, collars and caps, net	(1,947)	1,512	8,656
Other, net	26	23	(45)
Net other income (expense)	(91,140)	(94,570)	(84,850)
Income before income tax and noncontrolling interests	119,158	176,986	196,205
Income tax (expense) benefit	(6,695)	18,068	(6,831)
Net income	112,463	195,054	189,374
Less: Net income attributable to the noncontrolling interests	(5,576)	(5,692)	(6,565)
Net income attributable to Textainer Group Holdings Limited common shareholders	$ 106,887	$ 189,362	$ 182,809
Net income attributable to Textainer Group Holdings Limited common shareholders per share:
Basic	$ 1.88	$ 3.34	$ 3.25
Diluted	$ 1.87	$ 3.32	$ 3.21
Weighted average shares outstanding (in thousands):
Basic	56,953	56,719	56,317
Diluted	57,093	57,079	56,862
Other comprehensive income:
Foreign currency translation adjustments	$ (240)	$ (112)	$ (45)
Comprehensive income	112,223	194,942	189,329
Comprehensive income attributable to the noncontrolling interest	(5,576)	(5,692)	(6,565)
Comprehensive income attributable to Textainer Group Holdings Limited common shareholders	$ 106,647	$ 189,250	$ 182,764